MARKETABLE SECURITIES	12 Months Ended
Jul. 31, 2018
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

2. MARKETABLE SECURITIES:

As of July 31, 2018 and 2017, the Company’s marketable securities were classified as follows:

	July 31, 2018				July 31, 2017
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Non-current:
Available-for-sale:
Mutual funds	$774,602	$237,149	$—	$1,011,751	$716,463	$193,932	$—	$910,395
Corporate equity securities	1,567,089	562,988	—	2,130,077	1,540,788	364,544	—	1,905,332
	$2,341,691	$800,137	$—	$3,141,828	$2,257,251	$558,476	$—	$2,815,727

Investment income for the years ended July 31, 2018, 2017 and 2016 consists of the following:

	2018	2017	2016
Interest income	$25,414	$13,176	$8,422
Dividend income	86,354	57,717	54,526
Gain (loss) on sale of marketable securities	(805)	23,734	(36,999)
Total	$110,963	$94,627	$25,949